Long-term debt and capital lease obligations - Convertible bonds (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt and Capital Lease Obligations.
Face amount	€ 6,178,794,000	€ 6,717,445,000
Average interest rate (as a percent)	1.21%	4.19%	4.64%
Equity-neutral convertible bonds
Long-term Debt and Capital Lease Obligations.
Face amount	€ 400,000,000
Average interest rate (as a percent)	1.125%
Conversion price	€ 73.198
Amortization of cost of options and other offering costs	€ 6,768,000
Interest rate including amortization for options and other offering costs (as a percent)	2.611%